Financial Instruments - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative [Line Items]
Derivative assets, gross amount recognized	$ 40	$ 23
Derivative liabilities, gross amounts recognized	16	81
Foreign Exchange Forward [Member]
Derivative [Line Items]
Notional value	2,000
Interest Rate Swap [Member]
Derivative [Line Items]
Number of agreements	2
Notional value	25
Foreign Exchange Contract [Member]
Derivative [Line Items]
Derivative assets, gross amount recognized	40	23
Derivative liabilities, gross amounts recognized	15	76
Effective portion of the gain (loss) on derivatives designated as cash flow hedges that was recognized in OCI	80	(68)	27
Cash Flow Hedging [Member]
Derivative [Line Items]
Gains (losses) included in OCI expected to be reclassified into earnings in the next twelve months, net of tax	7
Effective portion of gain (loss) on hedges reclassified from OCI into the statements of earnings	3	11	13
Effective portion of the gain (loss) on derivatives designated as cash flow hedges that was recognized in OCI	80	(68)	27
Nondesignated [Member] | Other Income And Expense [Member]
Derivative [Line Items]
Gain (loss) recognized in current earnings	$ 14	$ (10)	$ 11